SECURED NOTES- Movement in the Company's secured notes (Details)			12 Months Ended
	Apr. 11, 2025 CAD ($)	Apr. 11, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
SECURED NOTES
Revaluation of secured notes					$ 140,786
Proceeds of disposal			$ 2,778,000
Realized gain on disposal			$ 55,911
Secured notes
SECURED NOTES
Carrying value, beginning of year				$ 2,817,554		$ 2,454,300
Revaluation of secured notes				(89,419)		140,786
Proceeds of disposal	$ 2,778,000	$ 2,000,000		(2,778,000)
Realized gain on disposal				$ 49,865
Foreign exchange gain (loss)						222,468
Carrying value, end of year						$ 2,817,554